Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Debt, Current and Noncurrent [Abstract]
Long-Term Debt
Table 15.1 presents a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments, where applicable. The interest rates displayed represent the range of contractual rates in effect at December 31, 2019. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

Table 15.1: Long-Term Debt

	December 31,
	2019			2018
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes (1)	2020-2047	0.38 - 6.75%	$86,618	77,742
Floating-rate notes	2020-2048	0.02-3.24%	16,800	19,553
FixFloat notes	2025-2030	2.41-3.58%	12,030	2,901
Structured notes (2)			8,390	7,984
Total senior debt - Parent			123,838	108,180
Subordinated
Fixed-rate notes (3)	2023-2046	3.45-7.57%	27,195	25,428
Total subordinated debt - Parent			27,195	25,428
Junior subordinated
Fixed-rate notes - trust securities	2029-2036	5.95-7.95%	1,428	1,308
Floating-rate notes	2027	2.50-3.00%	318	308
Total junior subordinated debt - Parent (4)			1,746	1,616
Total long-term debt - Parent (3)			152,779	135,224
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior
Fixed-rate notes	2020-2023	2.40-3.63%	9,364	14,222
Floating-rate notes	2020-2053	1.64-2.55%	10,617	6,617
FixFloat notes	2021-2022	2.08-3.33%	5,097	1,998
Fixed-rate advances - Federal Home Loan Bank (FHLB)	2020-2031	3.83-7.50%	41	51
Floating-rate advances - FHLB	2020-2022	1.83-2.31%	32,950	53,825
Structured notes (2)			1,914	1,646
Finance leases	2020-2029	1.69-17.78%	32	36
Total senior debt - Bank			60,015	78,395
Subordinated
Fixed-rate notes	2023-2038	5.25-7.74%	5,374	5,199
Total subordinated debt - Bank			5,374	5,199
Junior subordinated
Floating-rate notes	2027	2.48-2.65%	363	352
Total junior subordinated debt - Bank (4)			363	352
Long-term debt issued by VIE - Fixed rate	2037	6.00%	17	160
Long-term debt issued by VIE - Floating rate	2020-2038	2.38-4.62%	570	656
Mortgage notes and other debt (5)	2020-2057	9.20%	6,185	6,637
Total long-term debt - Bank			72,524	91,399

(continued on following page)
(continued from previous page)

	December 31,
	2019			2018
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2021-2023	3.04-3.46%	1,352	2,383
Structured notes (2)			1,503	6
Finance leases	2020	3.71%	1	—
Total senior debt - Other consolidated subsidiaries			2,856	2,389
Mortgage notes and other	2026	3.27%	32	32
Total long-term debt - Other consolidated subsidiaries			2,888	2,421
Total long-term debt			$228,191	229,044

(1)	Includes $66 million of outstanding zero coupon callable notes at December 31, 2019.

(2)
Included in the table are certain structured notes that have coupon or repayment terms linked to the performance of debt or equity securities, an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative, and the maturity may be accelerated based on the value of a referenced index or security. For information on embedded derivatives, see the “Derivatives Not Designated as Hedging Instruments” section in Note 18 (Derivatives). In addition, a major portion consists of zero coupon callable notes where interest is paid as part of the final redemption amount.

(3)
Includes fixed-rate subordinated notes issued by the Parent at a discount of $128 million and $131 million in 2019 and 2018, respectively, and debt issuance costs of $2 million in both 2019 and 2018, to effect a modification of Wells Fargo Bank, N.A., notes. These subordinated notes are carried at their par amount on the balance sheet of the Parent presented in Note 28 (Parent-Only Financial Statements). In addition, Parent long-term debt presented in Note 28 also includes affiliate related issuance costs of $281 million and $278 million in 2019 and 2018, respectively.

(4)
Represents junior subordinated debentures held by unconsolidated wholly-owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 10 (Securitizations and Variable Interest Entities) for additional information.

(5)	Largely relates to unfunded commitments for LIHTC investments. For additional information, see Note 8 (Equity Securities).

Maturity of Long-Term Debt
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2019, in each of the following five years and thereafter is presented in Table 15.2.
Table 15.2: Maturity of Long-Term Debt

	December 31, 2019
(in millions)	2020	2021	2022	2023	2024	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior notes	$13,429	18,163	18,091	11,104	9,387	53,664	123,838
Subordinated notes	—	—	—	3,653	737	22,805	27,195
Junior subordinated notes	—	—	—	—	—	1,746	1,746
Total long-term debt - Parent	13,429	18,163	18,091	14,757	10,124	78,215	152,779
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior notes	23,415	27,865	5,585	2,884	6	260	60,015
Subordinated notes	—	—	—	1,071	—	4,303	5,374
Junior subordinated notes	—	—	—	—	—	363	363
Securitizations and other bank debt	2,658	1,138	633	224	157	1,962	6,772
Total long-term debt - Bank	26,073	29,003	6,218	4,179	163	6,888	72,524
Other consolidated subsidiaries
Senior notes	144	1,761	93	435	118	305	2,856
Securitizations and other bank debt	—	—	—	—	—	32	32
Total long-term debt - Other consolidated subsidiaries	144	1,761	93	435	118	337	2,888
Total long-term debt	$39,646	48,927	24,402	19,371	10,405	85,440	228,191